Fair Value Of Financial Instruments (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in marketable securities, Carrying amount	$ 5,220	¥ 429,000	¥ 140,000
Long-term debt, including current installments, Carrying amount	(121,670)	(10,000,000)	(15,000,000)
Foreign exchange forward contracts, Assets, Carrying amount
Foreign exchange forward contracts, Liabilities, Carrying amount	0	0	5,000
Investments in marketable securities, Estimated fair value	5,220	429,000	140,000
Long-term debt, including current installments, Estimated fair value	(122,095)	(10,035,000)	(14,898,000)
Foreign exchange forward contracts, Assets, Estimated fair value
Foreign exchange forward contracts, Liabilities, Estimated fair value	$ 0	¥ 0	¥ 5,000